UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Growth Fund
Portfolio of Investments
October 31, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
Technology - 25.3%
Communication Equipment - 2.9%
QUALCOMM, Inc.                                       1,194,520   $   43,468,583
                                                                 --------------
Computer Hardware/Storage - 6.0%
Apple Computer, Inc. (a)(b)                            845,055       68,517,059
Sun Microsystems, Inc. (b)                           4,008,315       21,765,151
                                                                 --------------
                                                                     90,282,210
                                                                 --------------
Computer Peripherals - 1.0%
Network Appliance, Inc. (b)                            415,520       15,166,480
                                                                 --------------
Computer Services - 1.0%
Euronet Worldwide, Inc. (a)(b)                         127,930        3,802,080
Infosys Technologies Ltd. (ADR) (a)                    216,980       11,304,658
                                                                 --------------
                                                                     15,106,738
                                                                 --------------
Internet Media - 5.4%
Google, Inc.-Class A (b)                               150,800       71,839,612
Yahoo! Inc. (b)                                        308,860        8,135,372
                                                                 --------------
                                                                     79,974,984
                                                                 --------------
Miscellaneous - 2.7%
Amphenol Corp.-Class A                                 595,180       40,412,722
                                                                 --------------
Semiconductor Components - 6.3%
Advanced Micro Devices, Inc. (b)                     1,915,840       40,749,917
Broadcom Corp.-Class A (b)                           1,032,420       31,251,353
NVIDIA Corp. (a)(b)                                    647,870       22,591,227
                                                                 --------------
                                                                     94,592,497
                                                                 --------------
                                                                    379,004,214
                                                                 --------------
Finance - 24.1%
Banking - Money Center - 2.5%
JP Morgan Chase & Co.                                  792,970       37,618,497
                                                                 --------------
Brokerage & Money Management - 14.4%
The Charles Schwab Corp.                             1,614,950       29,424,389
Goldman Sachs Group, Inc.                              336,360       63,837,764
Greenhill & Co., Inc. (a)                              369,640       25,113,342
Legg Mason, Inc. (a)                                   691,200       62,221,824
Merrill Lynch & Co., Inc. (a)                          389,330       34,035,229
                                                                 --------------
                                                                    214,632,548
                                                                 --------------
Insurance - 3.0%
American International Group, Inc. (a)                 667,540       44,838,662
                                                                 --------------
Miscellaneous - 4.2%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                         48,471       24,283,971
Citigroup, Inc.                                        532,370       26,703,679
NYSE Group, Inc. (a)(b)                                 49,190        3,639,568
State Street Corp.                                     128,000        8,221,440
                                                                 --------------
                                                                     62,848,658
                                                                 --------------
                                                                    359,938,365
                                                                 --------------

Health Care - 21.3%
Biotechnology - 7.2%
Amgen, Inc. (b)                                        102,050        7,746,615
Genentech, Inc. (b)                                    771,080       64,230,964
Gilead Sciences, Inc. (a)(b)                           514,910       35,477,299
                                                                 --------------
                                                                    107,454,878
                                                                 --------------
Drugs - 5.3%
Eli Lilly & Co. (a)                                    258,600       14,484,186
Merck & Co. Inc.                                       352,560       16,013,275
Teva Pharmaceutical Industries Ltd.
   (ADR) (a)                                         1,468,580       48,419,083
                                                                 --------------
                                                                     78,916,544
                                                                 --------------
Medical Products - 1.2%
Alcon, Inc. (a)                                        174,700       18,532,176
                                                                 --------------
Medical Services - 7.6%
Caremark Rx, Inc.                                      703,050       34,611,151
UnitedHealth Group, Inc.                               265,050       12,929,139
WellPoint, Inc. (a)(b)                                 867,080       66,175,546
                                                                 --------------
                                                                    113,715,836
                                                                 --------------
                                                                    318,619,434
                                                                 --------------
Consumer Services - 16.8%
Advertising - 0.6%
aQuantive, Inc. (a)(b)                                 344,940        9,375,469
                                                                 --------------
Apparel - 1.7%
Coach, Inc. (b)                                        266,300       10,556,132
Under Armour, Inc.-Class A (a)(b)                      323,850       15,010,447
                                                                 --------------
                                                                     25,566,579
                                                                 --------------
Broadcasting & Cable - 2.5%
Comcast Corp.-Class A (b)                              930,660       37,849,942
                                                                 --------------
Miscellaneous - 5.9%
CB Richard Ellis Group, Inc.-Class A (b)             1,186,370       35,626,691
Corporate Executive Board Co. (a)                      332,530       29,867,845
Iron Mountain, Inc. (a)(b)                             217,700        9,441,649
Strayer Education, Inc. (a)                            110,700       12,522,384
                                                                 --------------
                                                                     87,458,569
                                                                 --------------
Restaurants & Lodging - 1.1%
Chipotle Mexican Grill, Inc.-Class A (a)(b)            262,990       15,753,101
                                                                 --------------
Retail - General Merchandise - 5.0%
Coldwater Creek, Inc. (b)                              317,060        9,667,160
Dick's Sporting Goods, Inc. (a)(b)                     553,250       27,529,720
Kohl's Corp. (b)                                       412,120       29,095,672
Lowe's Cos, Inc. (a)                                   287,360        8,661,030
                                                                 --------------
                                                                     74,953,582
                                                                 --------------
                                                                    250,957,242
                                                                 --------------

Energy - 4.0%
Oil Service - 4.0%
Schlumberger, Ltd. (a)                                 949,630       59,902,660
                                                                 --------------
Aerospace & Defense - 2.7%
Aerospace - 2.7%
Boeing Co.                                             502,180       40,104,095
                                                                 --------------
Capital Goods - 2.3%
Electrical Equipment - 1.2%
Ametek, Inc.                                           237,140       11,069,695
Emerson Electric Co.                                    86,380        7,290,472
                                                                 --------------
                                                                     18,360,167
                                                                 --------------
Miscellaneous - 1.1%
United Technologies Corp.                              236,590       15,548,695
                                                                 --------------
Multi Industry Companies - 1.6%
Multi Industry Companies - 1.6%
Danaher Corp. (a)                                      341,900       24,538,163
                                                                 --------------
Consumer Staples - 1.1%
Household Products - 0.5%
Procter & Gamble Co.                                   118,930        7,538,973
                                                                 --------------
Retail - Food & Drug - 0.6%
Whole Foods Market, Inc.                               141,800        9,052,512
                                                                 --------------
                                                                     16,591,485
                                                                 --------------
Consumer Manufacturing - 1.0%
Building & Related - 1.0%
NVR, Inc. (a)(b)                                        27,130       15,233,495
                                                                 --------------
Total Common Stocks
   (cost $1,141,040,058)                                          1,498,798,015
                                                                 --------------
Total Investments Before Security Lending
Collateral - 100.2%
   (cost $1,141,040,058)                                          1,498,798,015
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 20.8%
Short Terms - 20.8%
UBS Private Money Market Fund, LLC
   (cost $310,865,772)                            $310,865,772      310,865,772
                                                                 --------------
Total Investments - 121.0%
   (cost $1,451,905,830)                                          1,809,663,787
Other assets less liabilities - (21.0)%                            (314,011,069)
                                                                 --------------
Net Assets - 100.0%                                              $1,495,652,718
                                                                 --------------

(a)  Represents entire or partial securities out on loan.

(b)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT

     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: December 22, 2006